TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties
Transactions with related parties:

	Year ended December 31,
	2016	2015	2014

Compensation and benefits to senior management, including benefit component of option grants	$1,464	$1,236	$1,213
Number of individuals to which this benefit related	5	5	5
Compensation and benefits to the chairman of the Board	$167	$173	$188
Number of individuals to which this benefit related	1	1	1
Compensation and benefits to directors	$161	$161	$131
Number of individuals to which this benefit related	6	5	5